Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 19 – Leases

The Group applies IFRS 16 as from January 1, 2019. The Group has lease agreements with respect to the following items:

1.	Offices, labs and manufacturing facilities

2.	Vehicles

Information regarding material lease agreements

a.	The Group leases vehicles for three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle’s registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group’s headquarter staff, marketing and sales persons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal. The Group accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16 and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, Employee Benefits. The agreements with the leasing companies do not contain extension and/or termination options that the Group is reasonably certain to exercise.

A lease liability in the amount of $106,000 and right-of-use asset in the amount of $91,000 have been recognized in the statement of financial position as at December 31, 2020 in respect of leases of vehicles.

b.	The Group leases offices in Ness- Ziona from Africa-Israel for a period of five years under a few different contracts for three different floors used for offices, labs and manufacturing facilities, at the same building. The contractual periods of the aforesaid lease agreements end in August 2021, August 2024 and December 2023. The Group has an option to extend two of the lease agreements for an additional five years for an additional monthly fee (10% increase). The Company expects to extend the lease agreement ended in August 2021 for an additional five years. The Group also leases offices in Hong-Kong. The contractual period of the aforesaid lease agreement ended in February 2021. The Group also leases offices in the U.S. for a contractual period of three years, which ends in August 2023. A lease liability in the amount of $3,660,000 and right-of-use asset in the amount of $3,078,000 have been recognized in the statement of financial position as at December 31, 2020 in respect of leases of offices.

Right of use assets:

	Buildings	Vehicles	Total
	Thousands USD	Thousands USD	Thousands USD
Balance as at January 1, 2019	1,687	204	1,891
Depreciation	706	136	842
Additions	1,525	99	1,624
Balance as at January 1, 2020	2,506	167	2,673

Depreciation	740	116	856
Disposals	-	69	69
Additions	1,312	109	1,421
Balance as at December 31, 2020	3,078	91	3,169

During the year ended December 31, 2020 and 2019, the Company paid a total of $1,118 thousands and $1,095 thousands, respectively, for lease payments.

See also note 14 regarding finance expenses in respect of lease liability.

Maturity analysis of the Group’s lease liabilities:

December 31, 2020
Thousands USD
Less than one year	1,148
One to five years	2,618
Total	3,766

Current maturities of lease liability	1,148

Long-term lease liability	2,618